Recoverable VAT and other taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Recoverable VAT and other taxes
ICMS (State VAT)	$ 1,870
Social contribution on billings - PIS and COFINS	14,814
Other recoverable taxes	998	$ 419
Recoverable VAT and other taxes	$ 17,682	$ 419